Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 941	$ 901
Receivables (Note 11)	5,398	6,194
Inventories (Note 12)	6,336	7,632
Prepaid expenses and other current assets	1,495	1,615
Current assets	14,170	16,342
Non-current assets
Goodwill (Note 14)	12,114	12,368
Other intangible assets (Note 14)	2,217	2,297
Investments (Note 15)	736	843
Other assets (Note 16)	1,051	969
TOTAL ASSETS	52,749	54,586
Property, plant and equipment including right of use assets	22,461	21,767
Current liabilities
Short-term debt (Note 17)	1,815	2,142
Current portion of long-term debt (Note 18)	512	542
Payables and accrued charges (Note 20)	9,467	11,291
Current portion of lease liabilities (Note 19)	327	305
Current liabilities	12,121	14,280
Non-current liabilities
Long-term debt (Note 18)	8,913	8,040
Lease liabilities (Note 19)	999	899
Deferred income tax liabilities (Note 8)	3,574	3,547
Pension and other post-retirement benefit liabilities (Note 21)	252	319
Asset retirement obligations and accrued environmental costs (Note 22)	1,489	1,403
Other non-current liabilities	200	235
TOTAL LIABILITIES	27,548	28,723
SHAREHOLDERS' EQUITY
Share capital (Note 23)	13,838	14,172
Contributed surplus	83	109
Accumulated other comprehensive loss	(296)	(391)
Retained earnings	11,531	11,928
TOTAL SHAREHOLDERS' EQUITY	25,201	25,863
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	52,749	54,586
Non-controlling interests	45	45
Equity attributable to owners of parent	$ 25,156	$ 25,818